Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Income Tax Explanatory [Abstract]
Schedule of deferred tax assets and liabilities arising from temporary differences
	March 31, 2016	Change in opening balance due to change in tax rates	Recognized in consolidated statements of other comprehensive income	Recognized in consolidated statement of profit or loss	Translation adjustment	March 31, 2017
Intangible assets	$(339,317)	$-	$-	$211	$20,334	$(318,772)
Property, plant and equipment	74,229	-	-	499,646	17,666	591,541
Employee benefits	225,036	-	(25,932)	(28,689)	2,884	173,299
Derivative assets/liabilities:
- Forward contracts not used for cash flow hedges	(151,942)	-	-	149,960	1,982	-
- Forward contracts used for cash flow hedges	-	-	-	-	-	-
Available for sale reserve	7,401	-	(15,592)	-	(381)	(8,572)
Interest on Inventory	(5,236,986)	-	-	251,073	(101,786)	(5,087,699)
Debt	(4,015)	-	-	2,373	(6)	(1,648)
Others	224,222	-	-	(65,810)	2,166	160,579
Total	$(5,201,372)	$-	$(41,524)	$808,764	$(57,144)	$(4,491,272)

	March 31, 2017	Change in opening balance due to change in tax rates	Recognized in consolidated statements of other comprehensive income	Recognized in consolidated statement of profit or loss	Translation adjustment	March 31, 2018
Intangible assets	$(318,772)	$1	$-	$4,119	$(48,548)	$(363,200)
Property, plant and equipment	591,541	5,581	-	(1,567,605)	13,656	(956,827)
Employee benefits	173,299	1,691	(27,671)	39,049	(491)	185,878
Derivative assets/liabilities:			-	-	-	-
- Forward contracts not used for cash flow hedges	-	-	-	-	-	-
- Forward contracts used for cash flow hedges	-	-	-	-	-	-
Available for sale reserve	(8,572)	(84)	(16,404)	(159)	144	(25,075)
Interest on Inventory	(5,087,699)	(48,982)	-	5,125,344	(26,343)	(37,681)
Debt	(1,648)	-	-	1,530	(8)	(125)
Others	160,579	1,551	-	235,092	(2,134)	395,088
Total	$(4,491,272)	$(40,242)	$(44,075)	$3,837,370	$(63,724)	$(801,942)

Schedule of tax losses and related deferred tax assets
	March 31, 2018
	Tax losses	Related deferred tax assets
Losses that can be carried forwarded indefinitely	$(1,809,690)	$(299,296)
Losses that will expire by the year ending March 31, 2023	(65,766)	(9,865)
Losses that will expire after the year ending March 31, 2030	(21,934,237)	(4,362,235)
Total	$(23,809,693)	$(4,671,396)

Schedule of deferred tax liabilities
	March 31, 2018	March 31, 2017
Deferred tax assets	$543,285	$925,418
Less: Deferred tax liabilities	1,345,227	5,416,690
Deferred tax liabilities (net)	$801,942	$4,491,272

Schedule of Income tax expense
	March 31, 2018	March 31, 2017	March 31, 2016
Current tax expense	$(16,144,171)	$5,405,733	$5,406,882
Deferred tax expense /(income)	(3,797,127)	(808,765)	(715,012)
Tax expense for earlier years	-	-	205,455
Income tax expense	$(19,941,298)	$4,596,968	$4,897,325

Schedule of income tax reconciliation
	March 31, 2018	March 31, 2017	March 31, 2016
Profit/(loss) before tax	$(113,537,062)	$36,108,371	$37,810,922

Tax expense reconciliation:
Taxes at domestic rate of British Virgin Island*	-	-	-
Taxes in India at domestic statutory rate – (2018: 34.61%, 2017: 34.61% and 2016: 33.99% )	48,495,989	3,522,732	2,472,816
Impact of change in tax rate	-	-	110,689
Non-deductible expenses	(24,707)	14,710	155,095
Tax for earlier years		-	(205,454)
Others	(68,412,580)	1,059,526	2,364,179
Tax expense	$(19,941,298)	$4,596,968	$4,897,325

*Profits and income are not statutorily taxable in British Virgin Islands.